Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Global Long/Short Credit Fund - Investor C Shares	Nov. 27, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 290
Expense Example, No Redemption, 3 Years	889
Expense Example, No Redemption, 5 Years	1,513
Expense Example, No Redemption, 10 Years	$ 3,015